Short-term Borrowings - Additional Information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2019
Short Term Debt [Line Items]
Proceeds from short-term borrowings		¥ 85,000
PRC Commercial Bank
Short Term Debt [Line Items]
Proceeds from short-term borrowings		¥ 67,000
Fixed interest rate		2.35%
PRC Commercial Bank | VIE and Subsidiary
Short Term Debt [Line Items]
Proceeds from short-term borrowings	¥ 9,000
Fixed interest rate	4.35%
Loans pledged as restricted term deposits	¥ 20,000